DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income tax [Abstract]
Schedules of deferred income tax assets and liabilities
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2024	As at December 31, 2023
Deferred tax assets
Tax loss carryforwards	$204	$292
Tax credits	105	58
Environmental rehabilitation	285	270
Post-retirement benefit obligations and other employee benefits	24	17
Other working capital	236	115
Other	11	10
	$865	$762
Deferred tax liabilities
Property, plant and equipment	(4,321)	(3,748)
Inventory	(419)	(446)
Accrued interest payable	(12)	(7)
	($3,887)	($3,439)
Classification:
Non-current assets	$—	$—
Non-current liabilities	(3,887)	(3,439)
	($3,887)	($3,439)
Expiry Dates of Tax Losses

	2025	2026	2027	2028	2029+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$218	$2	$119	$2	$2	$—	$343
Canada	—	1	1	72	1,961	—	2,035
Chile	—	—	—	—	—	1,131	1,131
Peru	—	—	—	—	—	150	150
Tanzania	—	—	—	—	—	973	973
United Kingdom	—	—	—	—	—	164	164
Others	1	1	52	—	—	93	147
	$219	$4	$172	$74	$1,963	$2,511	$4,943
[1]Represents the gross amount of tax loss carryforwards translated at closing exchange rates at December 31, 2024.

The non-capital tax losses include $4,261 million of losses which are not recognized in deferred tax assets. Of these, $219 million expire in 2025, $4 million expire in 2026, $172 million expire in 2027, $74 million expire in 2028, $1,963 million expire in 2029 or later, and $1,829 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:
•Historic and expected future levels of taxable income;
•Tax plans that affect whether tax assets can be realized; and
•The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market prices for gold, copper and silver; forecasted future costs and expenses to produce gold and copper; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.

Deferred Tax Assets Not Recognized

	As at December 31, 2024	As at December 31, 2023
Australia	$467	$303
Barbados	31	31
Canada	850	904
Chile	1,129	1,109
Côte d'Ivoire	7	8
Mali	4	10
Peru	69	67
Saudi Arabia	—	67
Tanzania	103	110
United Kingdom	41	41
United States	—	26
Others	25	12
	$2,726	$2,688
Deferred tax assets not recognized relate to: non-capital loss carryforwards of $1,059 million (2023: $1,163 million), capital loss carryforwards with no expiry date of $403 million (2023: $251 million), and other deductible temporary differences with no expiry date of $1,264 million (2023: $1,274 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2024	2023
Temporary differences
Property, plant and equipment	($573)	($272)
Environmental rehabilitation	15	64
Tax loss carryforwards	(88)	(14)
AMT and other tax credits	48	58
Inventory	28	(58)
Working capital	121	31
Other	1	(20)
	($448)	($211)
Intraperiod allocation to:
Income before income taxes	($448)	($181)
Derecognition of Porgera´s joint operation	—	(29)
Income tax payable	(2)	2
Other comprehensive (income) loss	2	(3)
	($448)	($211)

Income Tax Related Contingent Liabilities
	2024	2023
At January 1	$48	$60
Additions based on uncertain tax positions related to prior years	—	1
Additions based on uncertain tax positions related to the current year	—	5
Reductions for tax positions of prior years	(2)	(18)
At December 31[1]	$46	$48
1If reversed, the total amount of $46 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Schedule of tax years still under examination

Tax Years Still Under Examination
Argentina	2010-2011, 2017-2024
Australia	2020-2024
Canada	2019-2024
Chile	2021-2024
Côte d'Ivoire	2023-2024
Democratic Republic of Congo	2023-2024
Dominican Republic	2021-2024
Mali	2017-2024
Papua New Guinea	2023-2024
Peru	2019-2024
Saudi Arabia	2019-2024
Tanzania	2019-2024
United States	2024
Zambia	2018-2024